Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 23,217,642	$ 21,188,606	$ 15,474,918
Cost of revenues	20,122,013	18,731,995	13,266,821
Gross Profit	3,095,629	2,456,611	2,208,097
Operating expenses
Selling and marketing expenses	691,174	716,021	610,487
General and administrative expenses	2,717,575	2,020,003	516,187
Research and development expenses	3,740,163	1,663,445	262,375
Total operating expenses	7,148,912	4,399,469	1,389,049
Operating (loss)/income	(4,053,283)	(1,942,858)	819,048
Other (expenses)/income
Interest expense	(1,744,361)	(20)	(7,508)
Gain on disposal of subsidiaries	50,907	836,112
Other income	356,127	380,892	519,784
Total other (expenses)/income, net	(1,337,327)	1,216,984	512,276
(Loss)/Income before income tax expense	(5,390,610)	(725,874)	1,331,324
Income tax expense	86,085	119,967	344,853
Net (loss)/income	(5,476,695)	(845,841)	986,471
Less: Net income/(loss) attributable to non-controlling interest		33,005	(16,873)
Net (loss)/income attributable to LOBO Technologies LTD	(5,476,695)	(812,836)	969,598
Foreign currency translation adjustments	378,383	(204,541)	(187,459)
Total comprehensive (loss) income	(5,098,312)	(1,050,382)	799,012
Less: Comprehensive net income/(loss) attributable to non-controlling interest		37,574	(12,304)
Total comprehensive (loss) income attributable to LOBO Technologies LTD	$ (5,098,312)	$ (1,012,808)	$ 786,708
Net (loss)/income per share, basic	$ (0.52)	$ (0.11)	$ 0.15
Net (loss)/income per share, diluted	$ (0.52)	$ (0.11)	$ 0.15
Weighted average shares outstanding, basic	10,436,753	7,478,361	6,400,000
Weighted average shares outstanding, diluted	10,436,753	7,478,361	6,400,000